Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 4,889.31
Total Fee Amount	4,889.31
Total Transaction Valuation	31,935,395.93
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A